Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.6%
Axon Enterprise, Inc.
(a)
................ 31,960 $ 20,843,673
Curtiss-Wright Corp. .................. 17,121 5,939,960
HEICO Corp.
(b)
..................... 18,926 4,522,178
HEICO Corp. , Class A ................. 34,537 6,573,427
Howmet Aerospace, Inc. ............... 182,224 23,065,914
L3Harris Technologies, Inc. ............. 36,102 7,653,985
Textron, Inc. ....................... 34,739 2,657,881
71,257,018
Automobile Components — 0.1%
Aptiv plc
(a) (b)
........................ 50,297 3,139,539
Banks — 0.4%
First Citizens BancShares, Inc. , Class A ..... 4,765 10,505,348
Beverages — 1.1%
Brown-Forman Corp. , Class A ........... 10,829 360,822
Brown-Forman Corp. , Class B, NVS ....... 66,329 2,189,520
Constellation Brands, Inc. , Class A ........ 33,509 6,058,427
Keurig Dr Pepper, Inc. ................ 163,096 5,235,382
Monster Beverage Corp.
(a)
.............. 315,070 15,347,060
29,191,211
Biotechnology — 2.2%
(a)
Alnylam Pharmaceuticals, Inc. ........... 57,707 15,656,486
BioMarin Pharmaceutical, Inc. ........... 49,607 3,143,099
Exact Sciences Corp.
(b)
................ 82,524 4,625,470
Incyte Corp. ....................... 73,588 5,457,286
Natera, Inc. ........................ 54,617 9,662,840
Neurocrine Biosciences, Inc. ............ 45,018 6,834,633
Sarepta Therapeutics, Inc. .............. 40,716 4,630,224
Summit Therapeutics, Inc.
(b)
............. 25,793 554,549
United Therapeutics Corp. .............. 12,492 4,386,816
Vaxcyte, Inc. ....................... 49,269 4,351,438
59,302,841
Broadline Retail — 0.5%
Coupang, Inc. , Class A
(a)
............... 284,190 6,681,307
eBay, Inc. ......................... 90,938 6,136,496
12,817,803
Building Products — 1.4%
Advanced Drainage Systems, Inc. ........ 31,528 3,812,050
Allegion plc ........................ 25,153 3,338,558
Carlisle Cos., Inc. ................... 20,667 8,048,970
Johnson Controls International plc ........ 128,774 10,044,372
Lennox International, Inc. .............. 14,231 8,430,729
Masco Corp. ....................... 38,356 3,040,864
36,715,543
Capital Markets — 6.3%
Ameriprise Financial, Inc. .............. 29,927 16,261,135
Ares Management Corp. , Class A ......... 82,908 16,434,024
Bank of New York Mellon Corp. (The) ...... 131,756 11,321,793
Blue Owl Capital, Inc. , Class A ........... 223,153 5,804,209
Coinbase Global, Inc. , Class A
(a)
.......... 90,601 26,394,789
FactSet Research Systems, Inc. .......... 16,990 8,060,226
Interactive Brokers Group, Inc. , Class A ..... 47,578 10,345,360
Jefferies Financial Group, Inc. ........... 48,892 3,759,306
LPL Financial Holdings, Inc. ............. 33,447 12,271,370
Morningstar, Inc. .................... 11,855 3,896,027
MSCI, Inc. ........................ 35,431 21,144,158
Nasdaq, Inc. ....................... 104,202 8,579,993
Raymond James Financial, Inc. .......... 53,215 8,965,663
Robinhood Markets, Inc. , Class A
(a)
........ 229,186 11,906,213
Security
Shares
Shares Value
Capital Markets (continued)
Tradeweb Markets, Inc. , Class A .......... 52,002 $ 6,599,054
171,743,320
Chemicals — 1.1%
Celanese Corp. ..................... 16,614 1,180,259
Corteva, Inc. ....................... 134,726 8,793,566
Dow, Inc. ......................... 123,404 4,818,926
DuPont de Nemours, Inc. .............. 82,094 6,304,819
PPG Industries, Inc. .................. 37,945 4,378,094
RPM International, Inc. ................ 38,402 4,861,693
30,337,357
Commercial Services & Supplies — 1.6%
Clean Harbors, Inc.
(a)
................. 22,888 5,332,904
Copart, Inc.
(a)
...................... 390,989 22,649,993
Rollins, Inc. ........................ 132,045 6,536,227
Tetra Tech, Inc. ..................... 119,126 4,383,837
Veralto Corp. ....................... 52,637 5,442,139
44,345,100
Communications Equipment — 0.1%
F5, Inc.
(a)
......................... 11,846 3,521,342
Construction & Engineering — 1.5%
AECOM .......................... 42,971 4,530,862
Comfort Systems USA, Inc. ............. 15,978 6,978,392
EMCOR Group, Inc. .................. 21,106 9,456,754
Quanta Services, Inc. ................. 65,191 20,053,404
41,019,412
Construction Materials — 1.2%
Martin Marietta Materials, Inc. ........... 27,662 15,051,447
Vulcan Materials Co. ................. 59,444 16,296,573
31,348,020
Consumer Finance — 0.7%
Discover Financial Services ............. 66,613 13,395,208
Synchrony Financial .................. 76,412 5,270,900
18,666,108
Consumer Staples Distribution & Retail — 1.1%
Casey's General Stores, Inc. ............ 16,688 7,038,498
Performance Food Group Co.
(a)
.......... 44,101 3,982,761
Sprouts Farmers Market, Inc.
(a)
........... 44,997 7,124,825
Sysco Corp. ....................... 87,516 6,381,667
US Foods Holding Corp.
(a)
.............. 68,602 4,865,940
29,393,691
Containers & Packaging — 0.3%
Avery Dennison Corp. ................. 19,476 3,617,277
Ball Corp. ......................... 74,720 4,161,904
7,779,181
Distributors — 0.1%
Pool Corp. ........................ 6,900 2,375,325
Diversified Consumer Services — 0.1%
Service Corp. International ............. 30,405 2,375,239
Electric Utilities — 0.2%
PG&E Corp. ....................... 428,651 6,708,388
Electrical Equipment — 2.3%
AMETEK, Inc. ...................... 103,173 19,041,609
Hubbell, Inc. ....................... 23,979 10,143,357
nVent Electric plc .................... 74,135 4,825,447
Regal Rexnord Corp. ................. 10,984 1,743,490
Rockwell Automation, Inc. .............. 25,895 7,209,945

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Vertiv Holdings Co. , Class A ............ 161,813 $ 18,935,357
61,899,205
Electronic Equipment, Instruments & Components — 2.2%
CDW Corp. ........................ 22,635 4,507,534
Coherent Corp.
(a)
.................... 67,221 6,082,828
Corning, Inc. ....................... 184,241 9,595,271
Flex Ltd.
(a)
......................... 71,216 2,966,146
Jabil, Inc. ......................... 20,746 3,369,358
Keysight Technologies, Inc.
(a)
............ 27,053 4,824,903
TE Connectivity plc .................. 59,720 8,836,768
Teledyne Technologies, Inc.
(a)
............ 11,568 5,915,066
Trimble, Inc.
(a)
...................... 78,364 5,874,165
Zebra Technologies Corp. , Class A
(a)
....... 17,251 6,761,357
58,733,396
Energy Equipment & Services — 0.5%
Baker Hughes Co. , Class A ............. 264,057 12,194,152
Entertainment — 2.2%
Electronic Arts, Inc. .................. 75,375 9,264,341
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 10,005 880,640
Liberty Media Corp.-Liberty Formula One , Class
C
(a)
........................... 94,125 9,007,763
Live Nation Entertainment, Inc.
(a)
......... 66,238 9,583,314
ROBLOX Corp. , Class A
(a)
.............. 244,594 17,383,296
Take-Two Interactive Software, Inc.
(a)
....... 72,987 13,539,818
59,659,172
Financial Services — 2.3%
Block, Inc. , Class A
(a)
................. 247,719 22,497,839
Corpay, Inc.
(a)
...................... 22,688 8,632,557
Fidelity National Information Services, Inc. ... 152,829 12,450,979
Global Payments, Inc. ................ 39,149 4,417,965
Jack Henry & Associates, Inc. ........... 32,686 5,690,306
Toast, Inc. , Class A
(a)
................. 183,637 7,514,426
61,204,072
Food Products — 0.5%
Hershey Co. (The) ................... 22,579 3,369,916
Lamb Weston Holdings, Inc. ............ 22,997 1,378,440
McCormick & Co., Inc. (Non-Voting) , NVS ... 66,210 5,113,398
Tyson Foods, Inc. , Class A ............. 43,952 2,482,849
12,344,603
Ground Transportation — 1.7%
JB Hunt Transport Services, Inc. ......... 17,877 3,060,900
Norfolk Southern Corp. ................ 52,090 13,298,577
Old Dominion Freight Line, Inc. .......... 83,293 15,460,014
Saia, Inc.
(a)
........................ 11,881 5,704,187
U-Haul Holding Co. , NVS .............. 19,907 1,288,779
U-Haul Holding Co.
(a) (b)
................ 1,447 105,443
XPO, Inc.
(a)
........................ 51,969 6,946,696
45,864,596
Health Care Equipment & Supplies — 3.7%
Align Technology, Inc.
(a)
................ 14,504 3,177,971
Cooper Cos., Inc. (The)
(a)
.............. 67,995 6,564,917
Dexcom, Inc.
(a)
..................... 177,731 15,432,383
Edwards Lifesciences Corp.
(a)
........... 269,506 19,525,710
GE HealthCare Technologies, Inc. ........ 62,780 5,543,474
IDEXX Laboratories, Inc.
(a)
.............. 36,894 15,571,113
Insulet Corp.
(a)
...................... 31,201 8,685,734
ResMed, Inc. ...................... 65,794 15,539,227
STERIS plc ........................ 44,160 9,743,904
99,784,433
Security
Shares
Shares Value
Health Care Providers & Services — 0.9%
Cencora, Inc. ...................... 43,583 $ 11,079,234
DaVita, Inc.
(a)
....................... 11,452 2,017,842
Molina Healthcare, Inc.
(a)
............... 12,882 3,998,702
Tenet Healthcare Corp.
(a)
............... 27,674 3,898,990
Universal Health Services, Inc. , Class B .... 15,493 2,921,360
23,916,128
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 36,674 3,570,214
Ventas, Inc. ....................... 88,076 5,321,552
8,891,766
Health Care Technology — 0.6%
Veeva Systems, Inc. , Class A
(a)
.......... 66,188 15,439,013
Hotels, Restaurants & Leisure — 7.0%
Airbnb, Inc. , Class A
(a)
................. 190,664 25,009,397
Cava Group, Inc.
(a)
................... 31,561 4,262,313
Darden Restaurants, Inc. .............. 22,028 4,300,747
Domino's Pizza, Inc. .................. 15,574 6,994,595
DoorDash, Inc. , Class A
(a)
.............. 159,608 30,138,779
DraftKings, Inc. , Class A
(a)
.............. 212,883 8,930,442
Expedia Group, Inc.
(a)
................. 30,773 5,260,644
Flutter Entertainment plc
(a)
.............. 71,385 19,057,653
Hilton Worldwide Holdings, Inc. .......... 107,020 27,404,611
Las Vegas Sands Corp. ............... 169,611 7,773,272
Royal Caribbean Cruises Ltd. ........... 110,448 29,445,437
Texas Roadhouse, Inc. ................ 29,952 5,424,307
Yum! Brands, Inc. ................... 125,551 16,384,406
190,386,603
Household Durables — 0.9%
Garmin Ltd. ........................ 51,120 11,034,252
NVR, Inc.
(a)
........................ 799 6,404,928
PulteGroup, Inc. .................... 35,158 4,000,277
Toll Brothers, Inc. .................... 18,350 2,492,114
23,931,571
Household Products — 0.8%
Church & Dwight Co., Inc. .............. 110,290 11,637,801
Clorox Co. (The) .................... 21,519 3,414,635
Kimberly-Clark Corp. ................. 60,947 7,921,281
22,973,717
Independent Power and Renewable Electricity Producers — 0.9%
Vistra Corp. ....................... 151,258 25,415,882
Industrial REITs — 0.0%
Lineage, Inc.
(b)
...................... 15,908 954,480
Insurance — 3.5%
Allstate Corp. (The) .................. 51,718 9,946,923
Arthur J Gallagher & Co. ............... 110,896 33,470,631
Brown & Brown, Inc. .................. 109,406 11,450,432
Cincinnati Financial Corp. .............. 34,641 4,747,549
Erie Indemnity Co. , Class A, NVS ......... 11,321 4,561,797
Markel Group, Inc.
(a)
.................. 3,537 6,468,395
Travelers Cos., Inc. (The) .............. 48,725 11,946,395
Willis Towers Watson plc ............... 25,646 8,452,024
WR Berkley Corp. ................... 83,701 4,924,130
95,968,276
Interactive Media & Services — 0.9%
(a)
Pinterest, Inc. , Class A ................ 266,980 8,799,661
Reddit, Inc. , Class A
(b)
................. 47,157 9,410,179
Snap, Inc. , Class A, NVS ............... 484,945 5,475,029
23,684,869

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 4.0%
(a)
Akamai Technologies, Inc. .............. 23,557 $ 2,353,344
Cloudflare, Inc. , Class A ............... 134,716 18,644,695
Gartner, Inc. ....................... 34,312 18,625,583
GoDaddy, Inc. , Class A ................ 59,894 12,736,459
MongoDB, Inc. , Class A
(b)
.............. 31,829 8,699,502
Okta, Inc. , Class A ................... 72,136 6,796,654
Snowflake, Inc. , Class A ............... 146,213 26,539,122
Twilio, Inc. , Class A .................. 41,873 6,137,744
VeriSign, Inc. ...................... 37,383 8,037,345
108,570,448
Life Sciences Tools & Services — 2.6%
Agilent Technologies, Inc. .............. 73,586 11,149,751
Avantor, Inc.
(a)
...................... 161,584 3,600,091
Bio-Techne Corp. .................... 70,940 5,217,637
Illumina, Inc.
(a)
...................... 71,090 9,436,487
IQVIA Holdings, Inc.
(a)
................. 47,807 9,626,417
Mettler-Toledo International, Inc.
(a)
........ 9,559 13,042,682
Revvity, Inc. ....................... 27,539 3,473,494
Waters Corp.
(a)
..................... 16,744 6,956,797
West Pharmaceutical Services, Inc. ....... 20,591 7,032,856
69,536,212
Machinery — 4.2%
Cummins, Inc. ...................... 26,956 9,603,075
Dover Corp. ....................... 42,079 8,570,651
Fortive Corp. ....................... 97,734 7,948,706
Graco, Inc. ........................ 75,574 6,361,064
IDEX Corp. ........................ 33,868 7,596,931
Ingersoll Rand, Inc. .................. 180,940 16,972,172
Nordson Corp. ...................... 22,981 5,060,876
Otis Worldwide Corp. ................. 112,432 10,728,262
Pentair plc ........................ 56,530 5,861,030
Snap-on, Inc. ...................... 9,722 3,452,768
Stanley Black & Decker, Inc. ............ 27,073 2,384,319
Westinghouse Air Brake Technologies Corp. .. 76,508 15,907,543
Xylem, Inc. ........................ 107,817 13,373,621
113,821,018
Media — 1.0%
News Corp. , Class A, NVS ............. 118,358 3,328,227
News Corp. , Class B ................. 32,665 1,033,847
Trade Desk, Inc. (The) , Class A
(a)
......... 199,517 23,678,678
28,040,752
Multi-Utilities — 0.9%
CMS Energy Corp. ................... 50,716 3,347,256
Dominion Energy, Inc. ................. 214,469 11,922,332
Public Service Enterprise Group, Inc. ...... 94,856 7,924,270
23,193,858
Oil, Gas & Consumable Fuels — 1.8%
Hess Corp. ........................ 124,647 17,329,673
Targa Resources Corp. ................ 96,894 19,068,739
Texas Pacific Land Corp.
(b)
............. 8,684 11,264,624
47,663,036
Passenger Airlines — 0.3%
Delta Air Lines, Inc. .................. 104,024 6,997,694
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The) , Class A ..... 53,378 4,453,326
Professional Services — 3.5%
Booz Allen Hamilton Holding Corp. ........ 57,488 7,415,952
Broadridge Financial Solutions, Inc. ....... 52,453 12,495,354
Equifax, Inc. ....................... 55,124 15,146,973
Jacobs Solutions, Inc. ................. 36,838 5,162,109
Security
Shares
Shares Value
Professional Services (continued)
Leidos Holdings, Inc. ................. 42,267 $ 6,003,182
Paychex, Inc. ...................... 95,582 14,114,594
Paycom Software, Inc. ................ 22,774 4,726,971
SS&C Technologies Holdings, Inc. ........ 40,128 3,248,362
TransUnion
(b)
....................... 86,536 8,588,698
Verisk Analytics, Inc. .................. 63,919 18,372,877
95,275,072
Real Estate Management & Development — 1.3%
(a)
CBRE Group, Inc. , Class A ............. 98,455 14,250,377
CoStar Group, Inc.
(b)
.................. 182,280 13,962,648
Jones Lang LaSalle, Inc. ............... 11,959 3,382,005
Zillow Group, Inc. , Class A .............. 10,613 840,550
Zillow Group, Inc. , Class C, NVS
(b)
........ 31,566 2,595,356
35,030,936
Residential REITs — 1.4%
American Homes 4 Rent , Class A ......... 82,963 2,873,009
AvalonBay Communities, Inc. ........... 34,837 7,716,744
Camden Property Trust ................ 22,254 2,530,502
Equity LifeStyle Properties, Inc. .......... 49,574 3,244,618
Equity Residential ................... 58,420 4,126,205
Essex Property Trust, Inc. .............. 14,406 4,099,515
Invitation Homes, Inc. ................. 126,015 3,925,367
Mid-America Apartment Communities, Inc. ... 17,701 2,700,819
Sun Communities, Inc. ................ 25,865 3,271,923
UDR, Inc. ......................... 53,176 2,219,566
36,708,268
Retail REITs — 0.4%
Realty Income Corp. .................. 149,745 8,182,067
Regency Centers Corp. ............... 35,024 2,516,124
10,698,191
Semiconductors & Semiconductor Equipment — 1.8%
Astera Labs, Inc.
(a)
................... 11,172 1,133,064
Enphase Energy, Inc.
(a) (b)
............... 61,370 3,822,124
Entegris, Inc. ....................... 67,240 6,827,549
First Solar, Inc.
(a)
.................... 45,498 7,621,825
Microchip Technology, Inc. .............. 82,006 4,452,926
Monolithic Power Systems, Inc. .......... 20,823 13,271,955
ON Semiconductor Corp.
(a)
............. 62,482 3,270,308
Teradyne, Inc. ...................... 72,792 8,428,586
48,828,337
Software — 12.3%
ANSYS, Inc.
(a)
...................... 38,894 13,632,347
AppLovin Corp. , Class A
(a)
.............. 92,852 34,317,171
Aspen Technology, Inc.
(a) (b)
.............. 12,074 3,182,103
Atlassian Corp. , Class A
(a)
.............. 70,719 21,695,175
Autodesk, Inc.
(a)
..................... 95,654 29,780,916
Bentley Systems, Inc. , Class B ........... 59,804 2,783,876
Datadog, Inc. , Class A
(a)
............... 132,092 18,850,849
DocuSign, Inc.
(a) (b)
................... 90,793 8,782,407
Dynatrace, Inc.
(a)
.................... 123,890 7,154,648
Fair Isaac Corp.
(a)
.................... 11,011 20,629,769
Fortinet, Inc.
(a)
...................... 291,353 29,391,691
Gen Digital, Inc. ..................... 147,434 3,967,449
Guidewire Software, Inc.
(a)
.............. 37,349 7,890,723
HubSpot, Inc.
(a)
..................... 22,791 17,766,268
Manhattan Associates, Inc.
(a)
............ 27,499 5,736,017
MicroStrategy, Inc. , Class A
(a) (b)
........... 55,923 18,722,461
Nutanix, Inc. , Class A
(a)
................ 111,863 7,692,259
PTC, Inc.
(a)
........................ 53,432 10,338,023
Roper Technologies, Inc. ............... 47,663 27,437,206
Tyler Technologies, Inc.
(a)
.............. 18,790 11,304,816
Workday, Inc. , Class A
(a) (b)
.............. 94,855 24,857,701

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Zscaler, Inc.
(a)
...................... 41,199 $ 8,346,505
334,260,380
Specialized REITs — 1.6%
Digital Realty Trust, Inc. ............... 75,823 12,424,357
Extra Space Storage, Inc. .............. 40,356 6,214,824
Iron Mountain, Inc. ................... 78,228 7,945,618
Public Storage ...................... 28,160 8,405,197
SBA Communications Corp. ............ 48,354 9,552,816
44,542,812
Specialty Retail — 3.5%
AutoZone, Inc.
(a) (b)
................... 7,562 25,334,288
Burlington Stores, Inc.
(a)
............... 28,513 8,095,696
CarMax, Inc.
(a)
...................... 31,180 2,670,255
Carvana Co. , Class A
(a)
................ 53,209 13,168,163
Dick's Sporting Goods, Inc. ............. 9,647 2,315,763
Floor & Decor Holdings, Inc. , Class A
(a)
..... 47,727 4,777,473
Ross Stores, Inc. .................... 146,445 22,048,759
Tractor Supply Co. ................... 130,673 7,103,384
Ulta Beauty, Inc.
(a)
................... 10,032 4,134,689
Williams-Sonoma, Inc. ................ 30,235 6,390,772
96,039,242
Technology Hardware, Storage & Peripherals — 1.0%
Dell Technologies, Inc. , Class C .......... 56,679 5,871,944
NetApp, Inc. ....................... 41,297 5,042,364
Pure Storage, Inc. , Class A
(a)
............ 137,257 9,304,652
Super Micro Computer, Inc.
(a)
............ 223,810 6,383,061
26,602,021
Textiles, Apparel & Luxury Goods — 1.2%
(a)
Deckers Outdoor Corp. ................ 68,924 12,224,361
Lululemon Athletica, Inc. ............... 48,056 19,904,795
32,129,156
Trading Companies & Distributors — 2.8%
Fastenal Co. ....................... 255,793 18,734,280
Ferguson Enterprises, Inc. .............. 53,416 9,674,706
FTAI Aviation Ltd. .................... 44,436 4,467,151
United Rentals, Inc. .................. 20,032 15,185,458
Watsco, Inc. ....................... 15,592 7,462,175
WW Grainger, Inc. ................... 19,972 21,223,645
76,747,415
Water Utilities — 0.2%
American Water Works Co., Inc. .......... 50,318 6,271,635
Total Long-Term Investments — 99 .8%
(Cost: $ 2,144,462,232 ) ............................ 2,701,197,529
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(e)
.................. 75,663,671 $ 75,701,503
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.35% ................... 4,784,590 4,784,590
Total Short-Term Securities — 3 .0%
(Cost: $ 80,449,819 ) ............................... 80,486,093
Total Investments — 102 .8%
(Cost: $ 2,224,912,051 ) ............................ 2,781,683,622
Liabilities in Excess of Other Assets — (2.8) % ............. (75,084,804)
Net Assets — 100.0% ...............................
$ 2,706,598,818
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Mid-Cap Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 61,454,705 $ 14,248,849
(a)
$ — $ (11,598) $ 9,547 $ 75,701,503 75,663,671 $ 159,427
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 4,090,773 693,817
(a)
— — — 4,784,590 4,784,590 176,214 —
$ (11,598) $ 9,547 $ 80,486,093 $ 335,641 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 E-Mini Index ..................................................... 4 03/21/25 $ 1,727 $ 6,115
Russell 2000 E-Mini Index .................................................... 26 03/21/25 2,984 46,366
$ 52,481

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Mid-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,701,197,529 $ — $ — $ 2,701,197,529
Short-Term Securities
Money Market Funds ...................................... 80,486,093 — — 80,486,093
$ 2,781,683,622 $ — $ — $ 2,781,683,622
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 52,481 $ — $ — $ 52,481
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust